Expense Example (Invesco Moderately Conservative Allocation Fund, Class S, Invesco Moderately Conservative Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Moderately Conservative Allocation Fund | Class S, Invesco Moderately Conservative Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class S
1 Year	$ 95
3 Years	369
5 Years	664
10 Years	$ 1,504